Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2015
Quarterly Results of Operations (Unaudited) [Abstract]
Schedule of Quarterly Financial Information

The unaudited quarterly results of operations for the years ended December 31, 2015 and 2014 follow (in thousands, except per-share data):

	2015 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,226	4,220	4,282	4,651
Total interest expense	565	496	479	502
Net interest income	3,661	3,724	3,803	4,149
Provision for loan losses	50	112	140	200
Mortgage banking income	54	60	30	46
Other income	946	1,070	1,163	1,136
Merger and acquisition expense	10	48	153	1,595
Other expense	3,594	3,573	3,549	3,677
Income before income taxes	1,007	1,121	1,154	(141)
Income tax expense (benefit)	83	120	146	(266)
Net income	$924	$1,001	$1,008	$125
Per-share data:
Basic earnings	$.22	$.24	$.24	$.02
Diluted earnings	.22	.24	.24	.02
Cash dividends	.22	.22	.22	.22

	2014 Quarter ended
	March 31	June 30	September 30	December 31
Total interest income	$4,036	4,325	4,227	4,344
Total interest expense	627	683	660	628
Net interest income	3,409	3,642	3,567	3,716
Provision for loan losses	20	117	110	110
Mortgage banking income	29	56	54	75
Other income	891	1,114	1,039	1,076
Other expense	3,336	3,401	3,338	3,495
Income before income taxes	973	1,294	1,212	1,262
Income tax expense	70	131	154	170
Net income	$903	$1,163	$1,058	$1,092
Per-share data:
Basic earnings	$.22	$.28	$.25	$.26
Diluted earnings	.22	.28	.25	.26
Cash dividends	.22	.22	.22	.22